Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 27, 2024	Dec. 29, 2023
Income Tax Disclosure [Abstract]
Income (loss) before taxes	$ 440	$ (754)
Income tax expense	$ 125	$ 65
Effective tax rate	28.00%	(9.00%)